CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
Current assets:
Cash and cash equivalents	$ 132,630	$ 90,842
Accounts receivable, net of allowance for doubtful accounts of $148 and $310	200,742	209,044
Inventories	164,180	195,936
Prepaid expenses	3,296	3,154
Deferred income taxes	9,020	8,204
Other current assets	7,016	3,876
Total current assets	516,884	511,056
Property, plant and equipment, net	45,215	45,687
Intangible assets, net	18,128	9,326
Deferred income taxes	13,476	14,913
Total assets	593,703	580,982
Current liabilities:
Accounts payable	168,696	155,792
Employee compensation and benefits payable	21,786	22,638
Deferred revenue	7,692	17,958
Income taxes payable	43	730
Other accrued liabilities	26,312	16,533
Total current liabilities	224,529	213,651
Total liabilities	224,529	213,651
Commitments and contingencies (note 13)
Shareholders' equity
Common shares (in thousands), par value $0.01 per share 70,000 authorized, 27,568 and 30,276 issued and outstanding	276	303
Additional paid-in capital	361,070	382,684
Accumulated other comprehensive income (deficit)	(1,337)	496
Accumulated income (deficit)	9,165	(16,152)
Total shareholders' equity	369,174	367,331
Total liabilities and shareholders' equity	$ 593,703	$ 580,982